Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Related Party Transactions
10. RELATED PARTY TRANSACTIONS
During the six months ended June 30, 2020, transactions between the Company’s directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
Compensation paid to executive officers for the three and six months ended June 30, 2020 amounted to $218,596 and $453,531 compared to $446,911 and $961,163 for the three and six months ended June 30, 2019.
	June 30, 2020		December 31, 2019
	Number of Shares	%	Number of Shares	%
John Barker	42,714	0.06	32,714	0.08
Stephen Randall	22,993	0.03	22,993	0.06
David McNally	4,167	0.01	4,167	0.01
John Schellhorn	294	0.00	294	0.00
Total	70,168	0.09	60,168	0.15

Common Shares Outstanding	75,581,381	100.00%	39,907,681	100.00%